Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,163,489	[1]	¥ 1,138,798	[1]
Loans held for sale placed on nonaccrual status			548
Loans acquired with deteriorated credit quality placed on nonaccrual status	26,346		29,833
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	808,757		686,084
Commercial [Member] | Domestic, Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	199,608		137,275
Commercial [Member] | Domestic, Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	39,959		48,338
Commercial [Member] | Domestic, Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	104,690		128,282
Commercial [Member] | Domestic, Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	84,753		74,234
Commercial [Member] | Domestic, Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	237,380		171,870
Commercial [Member] | Domestic, Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	7,802		7,238
Commercial [Member] | Domestic, Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	33,233		32,978
Commercial [Member] | Domestic, Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	47,931		36,163
Commercial [Member] | Domestic, Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	53,401		49,706
Commercial [Member] | Foreign, Excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	69,361		102,869
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	122,270		129,777
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	113,450		141,445
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 49,651		¥ 78,623

[1]	The above table does not include loans held for sale of ¥548 million and nil at March 31, 2011 and 2012, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,346 million at March 31, 2011 and 2012, respectively.